12. ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
NET SALES		R$ 33,446,980	R$ 30,188,421	R$ 28,314,160
Cost of sales		(25,370,042)	(25,320,753)	(22,601,215)
GROSS PROFIT		8,076,938	4,867,668	5,712,945
OPERATING INCOME (EXPENSES)
General and administrative expenses		(615,683)	(551,165)	(462,523)
Impairment loss on trade and other receivables		23,899	46,269	67,471
Other operating income (expenses), net		224,384	19,311	(333,467)
Financial expenses		3,613,051	3,891,106	3,445,449
Financial income		1,747,652	1,649,632	1,563,691
INCOME (LOSS) BEFORE TAXES		882,938	(2,447,808)	(1,218,574)
Income taxes		(94,699)	(6,842)	41,227
NET INCOME (LOSS)		1,078,333	(2,114,506)	(966,765)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS		(915,809)	(2,351,740)	(132,089)
Net income (loss) from discontinued operation attributable to
Controlling shareholders		1,067,312	(2,114,968)	(984,245)
Non-controlling interest		11,021	462	17,480
Discontinued Operations [Member]
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
NET SALES		1,171,252	4,340,587	5,155,192
Cost of sales		(1,073,541)	(4,022,393)	(4,448,189)
GROSS PROFIT	[1]	97,711	318,194	707,003
OPERATING INCOME (EXPENSES)
Selling expenses		(49,710)	(396,318)	(459,514)
General and administrative expenses		(38,989)	(119,715)	(112,123)
Impairment loss on trade and other receivables		(4,129)	(88)	(7,851)
Other operating income (expenses), net		(163,490)	(33,677)	(54,621)
Income from associates and joint ventures		(21)	(21)
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES		(158,628)	(231,604)	72,894
Financial expenses		(29,782)	393,703	(277,223)
Financial income		(1,850)	90,029	77,403
INCOME (LOSS) BEFORE TAXES		(190,260)	252,128	(126,926)
Income taxes		113,037	(127,715)	(5,163)
NET INCOME (LOSS)		(77,223)	124,413	(132,089)
Gain (loss) on sale of investments and realization of other comprehensive income		(838,586)
Impairment loss on the remeasuarement to fair value less cost to sell			(2,476,153)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS		(915,809)	(2,351,740)	(132,089)
Net income (loss) from discontinued operation attributable to
Controlling shareholders		(904,628)	(2,333,093)	(141,327)
Non-controlling interest		(11,181)	(18,647)	9,238
Discontinued Operations [Member] | Operations from Argentina [Member]
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
NET SALES		80,843	1,737,435	2,024,932
Cost of sales		(95,223)	(1,691,123)	(1,845,924)
GROSS PROFIT	[1]	(14,380)	46,312	179,008
OPERATING INCOME (EXPENSES)
Selling expenses		(11,389)	(175,910)	(221,467)
General and administrative expenses		(5,106)	(36,130)	(39,746)
Impairment loss on trade and other receivables			(4,664)	(1,052)
Other operating income (expenses), net		(27,397)	2,703	(50,573)
Income from associates and joint ventures
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES		(58,272)	(167,689)	(133,830)
Financial expenses		(20,982)	261,521	(342,860)
Financial income		8,284	88,250	71,625
INCOME (LOSS) BEFORE TAXES		(70,970)	182,082	(405,065)
Income taxes		100,380	(113,300)	2,719
NET INCOME (LOSS)		29,410	68,782	(402,346)
Gain (loss) on sale of investments and realization of other comprehensive income		(905,339)
Impairment loss on the remeasuarement to fair value less cost to sell			(1,060,039)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS		(875,929)	(991,257)	(402,346)
Net income (loss) from discontinued operation attributable to
Controlling shareholders		(875,929)	(995,135)	(389,480)
Non-controlling interest			3,878	(12,866)
Discontinued Operations [Member] | Operation from Europe and Thailand [Member]
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
NET SALES		1,090,409	2,603,152	3,130,260
Cost of sales		(978,318)	(2,331,270)	(2,602,265)
GROSS PROFIT	[1]	112,091	271,882	527,995
OPERATING INCOME (EXPENSES)
Selling expenses		(38,321)	(220,408)	(238,047)
General and administrative expenses		(33,883)	(83,585)	(72,377)
Impairment loss on trade and other receivables		(4,129)	4,576	(6,799)
Other operating income (expenses), net		(39,608)	(36,380)	(4,048)
Income from associates and joint ventures		(21)
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES		(3,871)	(63,915)	206,724
Financial expenses		(8,800)	132,182	65,637
Financial income		(10,134)	1,779	5,778
INCOME (LOSS) BEFORE TAXES		(22,805)	70,046	278,139
Income taxes		12,657	(14,415)	(7,882)
NET INCOME (LOSS)		(10,148)	55,631	270,257
Gain (loss) on sale of investments and realization of other comprehensive income		66,754
Impairment loss on the remeasuarement to fair value less cost to sell			(1,416,114)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS		56,606	(1,360,483)	270,257
Net income (loss) from discontinued operation attributable to
Controlling shareholders		67,787	(1,337,958)	248,153
Non-controlling interest		(11,181)	R$ (22,525)	R$ 22,104
Discontinued Operations [Member] | Dairy [Member]
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
NET SALES	[2]
Cost of sales	[1],[2]
GROSS PROFIT	[1],[2]
OPERATING INCOME (EXPENSES)
Selling expenses	[1]
General and administrative expenses	[1],[2]
Impairment loss on trade and other receivables	[2]
Other operating income (expenses), net	[2]	(96,486)
Income from associates and joint ventures	[2]
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES	[2]	(96,486)
Financial expenses	[2]
Financial income	[2]
INCOME (LOSS) BEFORE TAXES	[2]	(96,486)
Income taxes	[2]
NET INCOME (LOSS)	[2]	(96,486)
Gain (loss) on sale of investments and realization of other comprehensive income	[2]
Impairment loss on the remeasuarement to fair value less cost to sell	[2]
INCOME (LOSS) FROM DISCONTINUED OPERATIONS	[2]	(96,486)
Net income (loss) from discontinued operation attributable to
Controlling shareholders	[2]	(96,486)
Non-controlling interest	[2]

[1]	The positive effect on cost refers to allocations of results to products sold in the markets of the discontinued operations.
[2]	There was no movement in the comparative period.